Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 3,102	$ 2,429
Warranty and campaign programs	1,081	940	$ 908
Marketing and sales incentive programs	1,335	1,182
Tax payables	765	714
Accrued expenses and deferred income	632	634
Accrued employee benefits	752	633
Legal reserves and other provisions	384	355
Contract reserve	588	407
Restructuring reserve	60	30	$ 51	$ 95
Other	701	681
Total	$ 9,400	$ 8,005